PROFIT APPROPRIATION (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)
PROFIT APPROPRIATION [Abstract]
General reserve fund annual appropriation after tax profit	10.00%
Amount of restricted paid-in capital and statutory reserve funds	$ 7.9	¥ 49.4	$ 7.9	¥ 49.4
Restricted share capital	$ 284.1	¥ 1,737.6